COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Nov. 30, 2014	Aug. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 239,656	$ 319,541
2016	336,356	336,356
2017	348,530	348,530
2018	358,015	358,015
2019	368,700	368,700
Thereafter	1,971,200	1,971,200
Total	$ 3,622,457	$ 3,702,342